1
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.3%
X 5,405,418 COMMON STOCKS - 98.3%
X 5,405,418
Communication Services - 5.8%
800 Alphabet Inc, Class A (2) $ 85,872
3,688 AT&T Inc 65,167
2,500 Tencent Holdings Ltd 109,683
572 Walt Disney Co/The (2) 58,630
Total Communication Services 319,352
Consumer Discretionary - 11.8%
1,742 Amazon.com Inc (2) 183,694
148 Kering SA 94,718
256 McDonald's Corp 75,712
476 NIKE Inc, Class B 60,319
9,200 Panasonic Holdings Corp 86,044
612 Starbucks Corp 69,945
5,636 Toyota Motor Corp (2) 76,863
Total Consumer Discretionary 647,295
Consumer Staples - 6.6%
1,140 Anheuser-Busch InBev SA/NV 74,381
1,117 Kraft Heinz Co/The 43,865
476 Procter & Gamble Co/The 74,437
772 Reckitt Benckiser Group PLC 62,392
693 Walmart Inc 104,622
Total Consumer Staples 359,697
Energy - 9.7%
588 Cheniere Energy Inc 89,964
1,624 Neste Oyj 78,780
848 Occidental Petroleum Corp 52,177
272 Pioneer Natural Resources Co 59,174
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 77,480
1,102 Schlumberger NV 54,384
3,940 Shell PLC 121,427
Total Energy 533,386
Financials - 10.5%
46 Adyen NV, 144A (2) 73,738
448 Bank of Montreal 40,341
236 Chubb Ltd 47,568
965 Commonwealth Bank of Australia 63,364
3,856 ING Groep NV 47,679
562 JPMorgan Chase & Co 77,691
434 London Stock Exchange Group PLC 45,527
240 Mastercard Inc 91,207
672 MetLife Inc 41,214
1,292 Wells Fargo & Co 51,357
Total Financials 579,686
Health Care - 12.5%
586 AstraZeneca PLC 86,514
916 Centene Corp (2) 63,140
292 Cigna Group/The 73,961
280 EssilorLuxottica SA 55,456
588 Gilead Sciences Inc 48,339
578 Merck & Co Inc 66,742

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Shares Description (1) Value
Health Care (continued)
722 Novo Nordisk A/S, Class B $ 120,267
957 Sanofi 105,653
1,088 Siemens Healthineers AG, 144A 67,769
Total Health Care 687,841
Industrials - 8.4%
1,752 Flowserve Corp 58,499
420 Quanta Services Inc 71,249
784 Schneider Electric SE 136,599
396 Trane Technologies PLC 73,581
236 Union Pacific Corp 46,185
598 Vinci SA 74,073
Total Industrials 460,186
Information Technology - 20.9%
150 Adobe Inc (2) 56,634
1,294 AIXTRON SE 36,614
624 Datadog Inc, Class A (2) 42,045
6,000 Delta Electronics Inc 58,551
14,000 E Ink Holdings Inc 86,753
2,100 Infineon Technologies AG 76,287
188 Keyence Corp 84,360
259 Manhattan Associates Inc (2) 42,911
639 Microsoft Corp 196,339
1,034 ON Semiconductor Corp (2) 74,407
1,268 Oracle Corp 120,105
750 Procore Technologies Inc (2) 40,058
600 Rohm Co Ltd 44,857
60 Samsung SDI Co Ltd 30,977
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
113,805
1,300 TDK Corp 44,347
Total Information Technology 1,149,050
Materials - 5.0%
2,254 BHP Group Ltd 66,136
733 Corteva Inc 44,801
326 Danube AG (2) 42,742
332 Linde PLC 122,658
Total Materials 276,337
Real Estate - 1.8%
163 SBA Communications Corp 42,525
1,704 VICI Properties Inc 57,834
Total Real Estate 100,359
Utilities - 5.3%
1,509 Dominion Energy Inc 86,224
9,580 Enel SpA 65,563
668 NextEra Energy Inc 51,189
1,900 RWE AG (2) 89,253
Total Utilities 292,229
Total Common Stocks (cost $4,897,567) 5,405,418
Total Long-Term Investments (cost $4,897,567) 5,405,418
Other Assets & Liabilities, Net - 1.7% 93,751
Net Assets - 100% $ 5,499,169

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,327,938 $ 77,480 $ – $ 5,405,418
Total
$ 5,327,938 $ 77,480 $ – $ 5,405,418
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust